Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Mortgage Servicing Rights
NOTE 9 Mortgage Servicing Rights

The Company serviced $232.6 billion of residential mortgage loans for others at December 31, 2016, and $231.8 billion at December 31, 2015, which include subserviced mortgages with no corresponding MSRs asset. The net impact included in mortgage banking revenue of fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs were net gains of $7 million, $23 million and $241 million (of which $44 million related to excess servicing rights sold during 2014) for the years ended December 31, 2016, 2015 and 2014, respectively. Loan servicing and ancillary fees, not including valuation changes, included in mortgage banking revenue, were $750 million, $728 million and $732 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2016	2015	2014
Balance at beginning of period	$2,512	$2,338	$2,680
Rights purchased	43	29	5
Rights capitalized	524	632	382
Rights sold	–	–	(141)
Changes in fair value of MSRs
Due to fluctuations in market interest rates(a)	(55)	(58)	(276)
Due to revised assumptions or models(b)	19	10	86
Other changes in fair value(c)	(452)	(439)	(398)

Balance at end of period	$2,591	$2,512	$2,338
(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and option adjusted spread or discount rate, as well as the impact of any model changes. 2014 includes a $44 million revaluation gain related to excess servicing rights sold.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2016						2015
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(476)	$(209)	$(98)	$85	$159	$270	$(598)	$(250)	$(114)	$96	$176	$344
Derivative instrument hedges	375	180	88	(84)	(165)	(314)	475	226	107	(98)	(192)	(377)
Net sensitivity	$(101)	$(29)	$(10)	$1	$(6)	$(44)	$(123)	$(24)	$(7)	$(2)	$(16)	$(33)

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company’s servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages and Housing Finance Agency (“HFA”) mortgages. The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The HFA division specializes in servicing loans made under state and local housing authority programs. These programs provide mortgages to low-income and moderate-income borrowers and are generally government-insured programs with a favorable rate subsidy, down payment and/or closing cost assistance.

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2016				2015
(Dollars in Millions)	HFA	Government	Conventional(c)	Total	HFA	Government	Conventional(c)	Total
Servicing portfolio(a)	$34,746	$37,530	$157,771	$230,047	$26,492	$40,350	$162,533	$229,375
Fair value	$398	$422	$1,771	$2,591	$297	$443	$1,772	$2,512
Value (bps)(b)	115	112	112	113	112	110	109	110
Weighted-average servicing fees (bps)	36	34	27	30	36	34	27	29
Multiple (value/servicing fees)	3.19	3.29	4.15	3.77	3.11	3.24	4.04	3.79
Weighted-average note rate	4.37%	3.95%	4.02%	4.06%	4.46%	4.08%	4.09%	4.13%
Weighted-average age (in years)	2.9	3.8	3.8	3.7	3.1	3.6	3.4	3.4
Weighted-average expected prepayment (constant prepayment rate)	9.4%	11.3%	9.8%	10.0%	12.8%	13.9%	10.4%	11.3%
Weighted-average expected life (in years)	8.0	6.8	6.9	7.0	6.1	5.7	6.6	6.4
Weighted-average option adjusted spread or discount rate(d)	9.9%	9.2%	7.2%	8.0%	11.8%	11.2%	9.4%	10.0%
(a)	Represents principal balance of mortgages having corresponding MSR asset.
(b)	Value is calculated as fair value divided by the servicing portfolio.
(c)	Represents loans sold primarily to GSEs.
(d)	Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs. Prior to December 31, 2016 the Company valued MSRs using a static discount rate.